RISK MANAGEMENT - Schedule of Credit Risk (Details) - Credit Risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 45,565	$ 40,693
Cash and cash equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	25,429	29,664
Trade and other receivables (excluding prepayments and deferred compensation cost)
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 20,136	$ 11,029